                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
              SEASONS SELECT VARIABLE ANNUITY DATED AUGUST 29, 2006
              SEASONS ADVISOR VARIABLE ANNUITY DATED JULY 29, 2003
            SEASONS ADVISOR II VARIABLE ANNUITY DATED AUGUST 28, 2008
            SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 27, 2010
               SEASONS ELITE VARIABLE ANNUITY DATED JULY 27, 2009
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 27, 2009
            SEASONS ADVISOR III VARIABLE ANNUITY DATED JULY 27, 2009
             SEASONS ADVANTAGE VARIABLE ANNUITY DATED JULY 27, 2009
         SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED JULY 27, 2009

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 27, 2009
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 27, 2009
               SEASONS ELITE VARIABLE ANNUITY DATED JULY 27, 2009
             SEASONS ADVANTAGE VARIABLE ANNUITY DATED JULY 27, 2009

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         On October 4, 2010, the Large Cap Composite Variable Portfolio was
merged into the Large Cap Growth Variable Portfolio; the Focus Growth and Income Variable Portfolio was merged into the Focus Growth Variable Portfolio; and the Focus TechNet Variable Portfolio was merged into the Focus Growth Variable Portfolio. All references to Large Cap Composite Variable Portfolio, Focus Growth and Income Variable Portfolio and Focus TechNet Variable Portfolio in the prospectus are hereby deleted in their entirety.
















Dated:  October 6, 2010



               Please keep this Supplement with your Prospectus.